Subsequent Events	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Subsequent events
11 Subsequent events
The Company has evaluated its subsequent events from September 30, 2024, through the date these condensed consolidated interim financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated interim financial statements other than the items noted below.
Amendment to Hoffman Employment Agreement
Robert E. Hoffman, former Chief Executive Officer and Interim Chief Financial Officer of the Company, and the Company are parties to a certain Executive Employment Agreement dated November 8, 2021 (the “Hoffman Employment Agreement”). On October 4, 2024, the Company and Mr. Hoffman entered into an amendment to the Hoffman Employment Agreement (the “Hoffman Amendment”). Pursuant to the Hoffman Amendment, all outstanding stock options previously granted to Mr. Hoffman by the Company vested in full on October 4, 2024 in exchange for Mr. Hoffman agreeing to extend the non-competition
restrictions of the Hoffman Employment Agreement for a period of twelve months following the date that his employment terminates with the Company.
Merger with TuHURA Biosciences, Inc.
On October 4, 2024, at the Company’s Special Meeting of Stockholders, the Company’s stockholders approved the requisite proposals to effect the completion of the Merger pursuant to the Merger Agreement, whereby Merger Sub merged with and into TuHURA, with TuHURA surviving the Merger and becoming direct, wholly owned subsidiary of the Company. Effective at 12:01 a.m. Eastern Time on October 18, 2024, the Company effected the Reverse Stock Split, whereby every 35 shares of issued and outstanding common stock were converted into one share of common stock. Any fractional shares of common stock resulting from the Reverse Stock Split were rounded up to the nearest whole post-Reverse Stock Split share. The Reverse Stock Split did not change the par value of the Company’s common stock or the amount of authorized common stock. Effective at 12:03 a.m. Eastern Time on October 18, 2024, the Company completed the Merger, and effective at 12:04 a.m. Eastern Time on October 18, 2024, the Company changed its name to “TuHURA Biosciences, Inc.”

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each then-outstanding share of TuHURA common stock, par value $0.001 per share (the “TuHURA Common Stock”) (other than any shares held in treasury and Dissenting Shares (as defined in the Merger Agreement)) were converted into shares of the Company’s common stock equal to an exchange ratio of 0.1789 (after giving effect to the Reverse Stock Split), (ii) each then-outstanding TuHURA stock option were assumed and converted into an option to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA Common Stock”) was assumed and converted into and exchangeable for a warrant of like tenor entitling the holder to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement. Existing Company stockholders received one CVR for each share of common stock held by such stockholder (or, in the case of warrants, each share of common stock of the Company for which such warrant is exercisable into), entitling them to receive, in the aggregate, approximately 1,539,918 shares of the Company’s common stock (collectively, the “CVR Shares”) upon achievement of enrollment of a minimum of 10 patients in the
REM-001
clinical trial, with such patients each completing 8 weeks of follow-up
on or before December 31, 2025 (the “Milestone”).
Immediately following the Merger, TuHURA stockholders as of immediately prior to the Merger owned, in aggregate and on a fully-diluted basis, approximately 97.15% of the Company (or 94.55% of the Company after giving effect to the issuance of the CVR Shares assuming the Milestone has been achieved) and Company securityholders as of immediately prior to the Merger owned, in aggregate and on a fully-diluted basis, approximately 2.85% of the Company (or 5.45% of the Company after giving effect to the issuance of the CVR Shares assuming the Milestone has been achieved).
On
October
18, 2024, effective immediately prior to the consummation of the Merger, the Company completed a
1-for-35
reverse stock split (the “2024 Reverse Stock Split”) of its issued and outstanding common stock in connection with the Merger Agreement with TuHURA. As a result of the 2024 Reverse Stock Split, every 35 shares of issued and outstanding common stock were converted into one share of common stock. Any fractional shares of common stock resulting from the 2024 Reverse Stock Split were rounded up to the nearest whole post-2024 Reverse Stock Split share. The 2024 Reverse Stock Split did not change the par value of the Company’s common stock or the amount of authorized common stock. All outstanding securities entitling their holders to acquire shares of common stock were adjusted as a result of the 2024 Reverse Stock Split. All common share and per share data are retrospectively restated to give effect to the 2024 Reverse Stock Split for all periods presented herein.

10	Subsequent events
The Company has evaluated its subsequent events from December 31, 2023, through the date these condensed consolidated interim financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated interim financial statements other than the items noted below.

Proceeds from the Company’s
At-The-Market
(
“
ATM
”
) facility
From January 1, 2024 until February 12, 2024, the Company raised $6,108 in net proceeds from the sale of 28,870 shares of its common stock under the ATM Facility.
Final CRO payment
On January 9, 2024, the Company paid $400 pursuant to the termination agreement with the CRO (Note 3).
Initiation of
REM-001
Clinical Study
On February 12, 2024, the Company announced the initiation of a
REM-001
15-patient
clinical trial in CMBC patients.
Opt-Out
Notice to Valent for
VAL-083
On February 13, 2024, the Company sent an
Opt-Out
Notice to Valent under the Valent Assignment Agreement whereby the Company assigned all rights, title, and interest in and to the patents for
VAL-083
to Valent. As a result, the Company granted Valent a
non-exclusive,
fully-paid, royalty-free, perpetual, worldwide and
non-transferable
license, subject to limited exceptions. The Company is entitled to receive royalties from Valent’s subsequent commercialization equal to 5% of Valent Net Sales (as defined in the Valent Assignment Agreement).

13. Subsequent events
The Company has evaluated its subsequent events from June 30, 2024, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.
Series C Preferred Stock
On August 19, 2024, the Company recorded the common stock dividend on its Series C Preferred Stock as well as the Series C Agent Warrants. The common stock dividend corresponds to the 25% dividend payable on the fourth anniversary of the initial closing of the Series C Preferred Stock which occurred on August 19, 2020. The 25% stock dividend was payable on August 19, 2024, to the holders of the Series C Preferred Stock on that date. The 25% dividend is not payable on Series C Preferred Stock or Series C Agent Warrants that were converted, or exercised, prior to August 19, 2024. The dividend resulted in 59 shares of common stock being issued to the Series C Preferred Stockholders. In addition, on August 19, 2024, the Company issued 235 shares of common stock to the holders of the Series C Preferred Stock upon the automatic conversion of the outstanding Series C Preferred Stock. On August 19, 2024, the Series C Agent Warrants expired unexercised.
Amendment to Hoffman Employment Agreement
Robert E. Hoffman, Chief Executive Officer and Interim Chief Financial Officer of the Company, and the Company are parties to a certain Executive Employment Agreement dated November 8, 2021 (the “Hoffman Employment Agreement”). On October 4, 2024, the Company and Mr. Hoffman entered into an amendment to the Hoffman Employment Agreement (the “Amendment to the Hoffman Employment Agreement”). Pursuant to the Amendment to the Hoffman Employment Agreement, all outstanding stock options previously granted to Mr. Hoffman by the Company vested in full on October 4, 2024 in exchange for Mr. Hoffman agreeing to extend the non-competition
restrictions of the Hoffman Employment Agreement for a period of twelve months following the date that his employment terminates with the Company.
Proposed Merger
On October 4, 2024, at the Company’s Special Meeting of Stockholders, the Company’s stockholders approved the requisite proposals to effect the completion of the proposed Merger with TuHURA. The proposed Merger is expected to be consummated in mid-October
2024, subject to regulatory approval and the satisfaction of the remaining closing conditions under the Merger Agreement.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Subsequent events
Note
12-Subsequent
events
Subsequent events -
The Company has evaluated subsequent events through May 15, 2025 in connection with the preparation of these unaudited interim consolidated financial statements, which is the date they were available to be issued.
Merger Agreement Amendment with Kineta
On May 5, 2025, the Company entered into the Amendment with Kineta, Merger Sub I, Merger Sub II and the Stockholder Representative, amending the terms of the Original Merger Agreement. Under the terms of the Kineta Merger Agreement, as amended, upon the completion of the Mergers, Kineta stockholders will receive their pro rata share (based on the number of Kineta fully diluted shares held by them) of aggregate merger consideration consisting of a combination of cash and shares of TuHURA common stock. Pursuant to the Kineta Merger Agreement, the aggregate cash component of the Merger Consideration is a base cash amount of $6,005,000 (which consists of the difference of $12,000,000 and (i) the aggregate $5,995,000 TuHURA has advanced to Kineta under the Exclusivity Agreement), (ii) the sum of Kineta’s working capital deficit calculated as of the closing of the Mergers pursuant to the Kineta Merger Agreement, and (iii) any working capital loans made by TuHURA to Kineta between the signing of the Original Agreement and closing of the Mergers). The aggregate share component of the Merger Consideration consists of an aggregate of up to approximately 3,998,053 shares of TuHURA common stock, subject to a six-month
holdback of up to approximately 1,129,883 of such shares to satisfy certain additional liabilities of the closing date that may be identified after the closing. As part of the Merger Consideration, Kineta stockholders will be entitled to payments of legacy assets not related to Kineta’s KVA12123 product and technology that Kineta may receive following the closing of the Mergers from pre-closing
sales by Kineta of certain
non-KVA12123
products and technologies.
In addition, pursuant to the Amendment, the parties agreed that, as a condition precedent to the obligation of TuHURA and the Merger Subs to effect the Mergers and otherwise consummate the transactions contemplated by the Kineta Merger Agreement, TuHURA’s financing event raised in connection with the Mergers shall have been completed and TuHURA shall have received gross proceeds of no less than Twenty Million Dollars ($20,000,000), which gross proceed shall have been received by TuHURA, or will be received by TuHURA substantially simultaneously with the closing of the Mergers.
Also, pursuant to the Amendment, the end date has been extended from April 30, 2025, to June 30, 2025, subject to possible extension as provided by the Amendment.
Separation Agreement with Dennis Yamashita
On May 5, 2025, TuHURA and Dennis Yamashita, TuHURA’s former Chief Scientific Officer, entered into a Separation Agreement relating to the termination of Mr. Yamashita’s employment with TuHURA (the “Separation Agreement”). The Separation Agreement confirms that Mr. Yamashita’s employment with TuHURA terminated effective December 16, 2024, and it provides for the payment to Mr. Yamashita of severance compensation in the form of $145,833.34 paid over a period of 5 months plus COBRA premium reimbursement for the
6-month
period following his termination. The Separation Agreement also provides that Mr. Yamashita vested as to 65,597 of his previously granted options, all of which will be exercisable through January 19, 2027. As a part of the Separation Agreement, Mr. Yamashita has agreed to a general release and waiver of claims against TuHURA upon the terms more particularly set forth in the Separation Agreement.

Note
15-Subsequent
events
Subsequent events -
The Company has evaluated subsequent events through March 31, 2025 in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.

Payments to Kineta
The Company made payments to Kineta in the amount of $851,809 under the clinical trial funding agreement and $250,000 in working capital loans.
Warrants exercised
There were 173,268 warrants that were exercised through March 31, 2025, with proceeds in the amount of $
504,711
. All exercised warrants entitled the holder thereof to purchase one share of Company common stock. The warrant shares are “restricted securities” within the meaning of federal securities laws.
Note receivable to shareholders in connection with warrants exercised
On February 12, 2025, four holders (the “Makers”) of common stock purchase warrants (the “Warrants”) of the Company made and issued to the Company secured promissory notes (the “Warrant Exercise Notes”) in the aggregate principal amount of $3,011,373 as payment of the exercise price of an aggregate of 1,034,836 Warrants held by the Makers. The Makers were comprised of KP Biotech Group, LLC, CA Patel F&F Investments, LLC, Dr. Kiran C. Patel and Donald Wojnowski. Upon the exercise of the Warrants, the Company issued to the Makers an aggregate of 1,034,836 Warrant Shares, all of which are “restricted securities” within the meaning of the federal securities laws. The Warrant Exercise Notes are due and payable on May 30, 2025. In the event that a Note is not paid in full by the Maturity Date, the interest rate on the Notes increases to 18% per annum.